SCHEDULE OF ASSUMPTIONS UNDERLYING DEFINED BENEFIT PLAN (Details)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Discount rate of the plan liability	3.15%	2.95%
Expected rate of return on plan assets	3.23%	2.84%
Future salary increases	4.41%	3.97%